TAXES ON INCOME (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 GBP (£)	Dec. 31, 2013 Great Britain [Member] USD ($)	Dec. 31, 2012 Great Britain [Member]	Dec. 31, 2013 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2013 State and Local Jurisdiction [Member] USD ($)
Taxes On Income [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%	23.25%	24.50%
Taxable Income Maximum	£ 300,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	20.00%
Estimated Tax Rate	40.00%
Operating Loss Carryforwards		$ 9,400		$ 54	$ 54